Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals)	Dec. 31, 2014 $ / shares
Summer 2013 [Member]
Issuance of stock, stock price (in dollars per share)	$ 0.25
Summer 2014 Offering [Member]
Issuance of stock, stock price (in dollars per share)	0.40
Winter 2012 Warrants [Member]
Issuance of stock, stock price (in dollars per share)	0.50
Summer 2013 Warrants [Member]
Issuance of stock, stock price (in dollars per share)	$ 0.30